Supplement to the
Fidelity® Global Balanced Fund
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

GBL-13-01  March 28, 2013
1.855563.109

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 28.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBL-13-01  March 28, 2013
1.899423.108

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBLI-13-01  March 28, 2013
1.899424.108